Note 39 - Administration Costs - Other Administrative Expenses (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Classes Of Employee Benefits Expense
Technology And Systems		€ 558	€ 499
CommunicationExpense		120	149
Advertising Expense		175	186
Property Fixtures And Materials		495	528
Of Which Rent Expenses	[1]	283	299
Taxes Other Than Income Tax		220	237
Other Expense By Nature		644	676
Total Administrative Expense		€ (2,211)	€ (2,275)

[1]	(*) The consolidated companies do not expect to terminate the lease contracts early.